Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Liabilities	$ 872.7	$ 917.3
Assets
Assets	(655.6)	(713.0)
Net deferred taxation liabilities	217.1	204.3
Included in the statement of financial position as follows:
Deferred taxation assets	(172.2)	(195.5)
Deferred taxation liabilities	389.3	399.8
Net deferred taxation liabilities	217.1	204.3
Balance at beginning of the year	204.3	240.3
Recognised in profit or loss	6.8	(33.0)
Recognised in OCI	0.3	(0.1)
Translation adjustment	5.7	(2.9)
Balance at end of the year	217.1	204.3
– Mining assets
Liabilities
Liabilities	719.9	776.4
– Right-of-use assets
Liabilities
Liabilities	110.9	104.2
– Investment in environmental trust funds
Liabilities
Liabilities	4.9	4.7
– Inventories
Liabilities
Liabilities	21.6	18.9
– Other
Liabilities
Liabilities	15.4	13.1
– Provisions
Assets
Assets	(110.7)	(107.9)
- Tax losses
Assets
Assets	(54.2)	(56.1)
- Unredeemed capital expenditure
Assets
Assets	(364.0)	(428.4)
– Lease liabilities
Assets
Assets	$ (126.7)	$ (120.6)